Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Operating Activities
Net income	$ 195.5	$ 215.6	$ 184.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	90.3	94.3	91.1
Deferred income taxes	(7.9)	(57.0)	17.4
Stock option expense	12.2	14.0	10.7
Excess tax benefits from stock options exercised	(4.3)	(6.2)	(5.4)
Changes in operating assets and liabilities, excluding the effect of businesses acquired:
Accounts receivable	21.9	(18.9)	(7.1)
Inventories	(6.4)	(5.7)	0.6
Prepaid expenses and other assets	(1.3)	(2.8)	1.3
Accounts payable	(26.8)	13.4	(11.8)
Accrued liabilities	(41.1)	8.6	5.1
Income taxes payable, net	(21.3)	(7.5)	2.2
Long-term assets	3.7	(1.5)	(9.7)
Other long-term liabilities	(5.0)	4.4	3.3
Pension benefits	3.3	44.4	(75.8)
Postretirement benefits	(2.0)	1.2	(2.4)
Other operating, net	(0.6)	(8.4)	(0.7)
Net cash provided by operating activities	210.2	287.9	203.3
Investing Activities
Purchases of property, plant and equipment	(47.0)	(43.5)	(72.6)
Purchase of businesses and other investments	(66.7)	(195.8)	(128.2)
Proceeds from the sale of businesses and disposal of fixed assets	3.8	0.6	5.8
Net cash used in investing activities	(109.9)	(238.7)	(195.0)
Financing Activities
Net proceeds on credit facility	45.5	0.0	0.0
Proceeds on other debt	9.7	29.5	0.0
Payments on other debt	(102.8)	0.0	(5.0)
Proceeds from issuance of senior notes	125.0	125.0	0.0
Purchase of treasury stock	(243.8)	(146.6)	0.0
Proceeds from stock options exercised	19.0	18.3	12.1
Excess tax benefits from stock options exercised	4.3	6.2	5.4
Issuance of cash flow hedges	(0.5)	(2.0)	0.0
Other financing	(1.4)	0.0	(1.4)
Net cash provided (used) by financing activities	(145.0)	30.4	11.1
Effect of exchange rate changes on cash and cash equivalents	(11.6)	(4.2)	0.8
Increase (decrease) in cash	(56.3)	75.4	20.2
Cash—beginning of period	141.4	66.0	45.8
Cash—end of period	$ 85.1	$ 141.4	$ 66.0